Segment and Geographic Area Information - Schedule of Geographic Information for Sales (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 2,329	$ 2,679	$ 6,781	$ 8,748	$ 11,199	$ 13,147	$ 12,573
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					5,386	6,096	5,851
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					2,852	3,198	2,098
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					2,147	2,656	2,887
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					562	1,025	897
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					132	18
Norway [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					31	32	284
Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales							482
Other Geographical Regions [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					$ 89	$ 122	$ 74